Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lessee, Lease, Description [Line Items]
Operating lease expense	$ 766	$ 929
Short-term lease expense	102	259
Continuing Operations
Lessee, Lease, Description [Line Items]
Total lease cost	$ 868	$ 1,188